TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – May 31, 2020 (Unaudited)

Par Value		Value

BANK NOTES - 9.89%
	Financials - 9.89%
$2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$2,040,483
5,000,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	1.498%, 06/11/21 (a)	4,955,788
5,918,000	Capital One NA,
	2.950%, 07/23/21	6,017,906
2,500,000	2.250%, 09/13/21	2,529,902
3,998,000	Citibank NA,
	3 Month LIBOR USD + 0.570%
	1.613%, 07/23/21 (a)	3,992,924
5,000,000	3 Month LIBOR USD + 0.600%
	0.977%, 05/20/22 (a)	4,975,680
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,538,323
5,500,000	Huntington National Bank,
	3.250%, 05/14/21	5,625,755
2,000,000	KeyBank NA,
	3 Month LIBOR USD + 0.660%
	1.347%, 02/01/22 (a)	1,989,947
3,000,000	PNC Bank NA,
	2.550%, 12/09/21	3,089,036
8,450,000	Truist Bank,
	2.150%, 12/06/24	8,825,207
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.800%, 05/23/22 (a)	4,986,764
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	1.608%, 10/22/21 (a)	4,997,177
	Total Bank Notes	55,564,892
	(Cost $54,899,443)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.95%
	Federal Home Loan Mortgage Corporation REMIC - 3.72%
9,273	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.584%, 12/15/22 (a)(b)	9,365
153,601	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	161,896
111,145	Series 1980, Class Z
	7.000%, 07/15/27 (b)	127,539

1,306,363	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.534%, 10/15/33 (a)(c)(d)	1,301,531
1,115,037	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	1.184%, 08/15/35 (a)	1,137,398
572,992	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.584%, 08/15/36 (a)	572,187
1,705,335	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	0.584%, 08/15/36 (a)	1,702,938
1,382,426	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	0.784%, 09/15/37 (a)	1,392,303
367,924	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	0.734%, 09/15/37 (a)	369,983
611,394	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.684%, 06/15/39 (a)(c)	612,334
767,630	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	0.584%, 11/15/39 (a)(b)	768,358
230,292	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.554%, 03/15/41 (a)	230,621
44,408	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	45,890
1,144,639	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	0.534%, 11/15/43 (a)	1,145,619
1,881,580	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.684%, 12/15/44 (a)(c)	1,882,121
3,638,494	Series 4784, Class PK
	3.500%, 06/15/45 (d)	3,718,352
4,959,530	Series 4968, Class NP
	6.500%, 04/25/50 (d)	5,726,235
		20,904,670
	Federal National Mortgage Association REMIC - 10.62%
679	Series G92-44, Class Z
	8.000%, 07/25/22	705
2,796,205	Series 2013-57, Class DK
	3.500%, 06/25/33	3,059,362
228,352	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.887%, 06/25/36 (a)	228,106
252,268	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.568%, 08/25/36 (a)(d)	252,134

150,405	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.618%, 08/25/37 (a)	150,604
592,625	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	0.568%, 11/25/39 (a)(b)	593,636
693,169	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	0.568%, 11/25/39 (a)(b)	693,945
200,998	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.598%, 11/25/40 (a)(d)	200,998
660,792	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.568%, 04/25/41 (a)(d)	653,389
411,501	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	428,643
498,510	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	528,334
1,257,960	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	0.668%, 07/25/42 (a)	1,259,953
2,999,448	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	0.768%, 10/25/43 (a)	3,020,188
4,608,417	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	0.768%, 10/25/43 (a)	4,640,186
4,870,424	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.568%, 09/25/46 (a)	4,858,867
5,202,588	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.668%, 11/25/46 (a)	5,209,395
3,479,970	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.568%, 05/25/47 (a)	3,466,615
3,437,027	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.518%, 01/25/48 (a)	3,417,397
1,008,969	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	1.008%, 04/25/48 (a)(c)	1,028,328
18,890,600	Series 2020-18, Class KD
	6.500%, 03/25/50	22,201,270
3,787,793	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.518%, 10/25/58 (a)	3,765,905
		59,657,960

	Government National Mortgage Association - 7.61%
3,402,249	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	1.516%, 03/20/67 (a)	3,398,382
3,719,085	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	1.536%, 03/20/67 (a)	3,715,214
4,182,694	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	1.416%, 01/20/68 (a)	4,158,322
8,734,312	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.887%, 06/20/68 (a)	8,609,516
8,685,314	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.590%, 06/20/68 (a)	8,568,731
9,276,103	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	1.666%, 06/20/69 (a)	9,273,892
5,000,000	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	1.290%, 05/20/70 (a)	5,004,688
		42,728,745
	Total Collateralized Mortgage Obligations	123,291,375
	(Cost $122,716,725)

MORTGAGE-BACKED OBLIGATIONS - 37.81%
	Federal Home Loan Mortgage Corporation - 3.57%
70,273	12 Month LIBOR USD + 1.840%
	4.080%, 11/01/34 (a)	71,568
4,513,336	2.500%, 11/01/34	4,725,490
4,455,774	3.000%, 11/01/34	4,703,840
4,970,190	3.500%, 02/01/35	5,254,177
179,766	H15T1Y + 2.250%
	4.104%, 08/01/35 (a)	188,534
269,339	12 Month LIBOR USD + 1.770%
	3.733%, 05/01/36 (a)	284,509
151,475	12 Month LIBOR USD + 1.890%
	3.890%, 03/01/42 (a)	159,211
4,358,232	3.000%, 02/01/47	4,692,592
		20,079,921
	Federal Home Loan Mortgage Corporation Gold - 4.46%
18	4.500%, 10/01/20	19
2,917	3.500%, 10/01/22	3,077
6,549,537	2.000%, 12/01/31	6,764,046
74,821	5.000%, 08/01/35	85,672
10,771	5.000%, 12/01/35	12,359
3,418,534	3.000%, 01/01/37	3,617,262
3,480,368	3.000%, 02/01/37	3,682,451
4,730,935	3.500%, 02/01/37	5,034,894

103,741	5.000%, 03/01/37	118,743
4,559,017	3.500%, 03/01/37	4,850,532
208,884	5.000%, 05/01/37	239,638
173,444	5.000%, 02/01/38	198,417
68,706	5.000%, 03/01/38	78,536
48,345	5.000%, 09/01/38	55,398
165,772	5.000%, 12/01/38	190,022
108,782	5.000%, 01/01/39	124,689
		25,055,755
	Federal National Mortgage Association - 19.92%
1,769	3.500%, 09/01/20	1,866
189	3.500%, 10/01/20	199
1,512	3.500%, 03/01/21	1,594
5,809,951	2.601%, 08/01/22 (a)	6,008,178
78,465	5.000%, 03/01/27	82,744
24,698	7.000%, 08/01/28	24,787
31,830	7.000%, 08/01/28	32,111
89,140	7.000%, 11/01/28	98,791
5,233,000	1 Month LIBOR USD + 0.520%
	0.850%, 05/01/29 (a)	5,214,516
103,229	2.500%, 02/01/32	108,240
11,609	7.000%, 02/01/32	13,191
77,196	7.000%, 05/01/32	86,492
27,288	H15T1Y + 2.235%
	3.735%, 05/01/32 (a)	27,232
8,593	7.000%, 09/01/32	8,682
180,325	H15T1Y + 2.625%
	4.474%, 09/01/32 (a)	181,438
8,296,522	4.000%, 04/01/33	8,979,732
225,236	H15T1Y + 2.215%
	4.604%, 07/01/33 (a)	234,108
143,597	12 Month LIBOR USD + 1.537%
	3.412%, 11/01/33 (a)	144,705
232,253	H15T1Y + 2.215%
	3.985%, 12/01/33 (a)	233,630
2,423,783	4.500%, 01/01/34	2,577,118
1,077,508	4.500%, 01/01/34	1,161,289
227,677	12 Month LIBOR USD + 1.544%
	3.014%, 04/01/34 (a)	230,300
79,509	H15T1Y + 2.185%
	4.437%, 08/01/34 (a)	79,944
957	6.000%, 09/01/34	1,106
85,559	12 Month LIBOR USD + 1.663%
	3.573%, 10/01/34 (a)	89,516
9,541,285	3.000%, 01/01/35	10,069,149
9,394,019	3.500%, 01/01/35	9,929,969
52,414	12 Month LIBOR USD + 1.602%
	3.632%, 03/01/35 (a)	52,707
6,075,411	2.500%, 03/01/35	6,374,079
9,851,045	2.500%, 04/01/35	10,314,305

4,922,727	3.000%, 04/01/35	5,198,139
58,145	12 Month LIBOR USD + 1.720%
	3.595%, 04/01/35 (a)	58,653
123,438	12 Month LIBOR USD + 1.397%
	3.483%, 05/01/35 (a)	128,430
162,828	H15T1Y + 2.313%
	3.813%, 05/01/35 (a)	171,801
108,907	6 Month LIBOR USD + 1.409%
	3.417%, 06/01/35 (a)	109,573
2,156,482	4.000%, 06/01/35	2,330,553
213,010	12 Month LIBOR USD + 1.750%
	4.418%, 08/01/35 (a)	223,053
171,917	6 Month LIBOR USD + 1.514%
	3.321%, 08/01/35 (a)	174,995
159,801	12 Month LIBOR USD + 2.435%
	4.788%, 09/01/35 (a)	164,397
140,675	H15T1Y + 2.085%
	4.008%, 10/01/35 (a)	141,654
458,827	12 Month LIBOR USD + 1.557%
	3.724%, 11/01/35 (a)	466,124
147,746	12 Month LIBOR USD + 1.737%
	3.737%, 03/01/36 (a)	148,861
220,528	12 MTA + 2.526%
	4.444%, 04/01/36 (a)	232,000
3,117,867	4.500%, 12/01/38	3,399,766
9,151,670	4.000%, 09/01/39	9,802,798
54,259	5.000%, 10/01/39	62,329
604,022	12 Month LIBOR USD + 1.745%
	4.160%, 05/01/42 (a)	629,591
391,210	12 Month LIBOR USD + 1.700%
	4.502%, 06/01/42 (a)	406,776
301,664	12 Month LIBOR USD + 1.681%
	3.873%, 10/01/42 (a)	312,709
617,358	12 Month LIBOR USD + 1.607%
	4.037%, 12/01/44 (a)	642,064
3,583,435	12 Month LIBOR USD + 1.610%
	3.171%, 04/01/47 (a)	3,744,223
3,136,545	12 Month LIBOR USD + 1.608%
	3.061%, 09/01/47 (a)	3,280,703
9,361,044	4.500%, 06/01/48	10,120,489
3,598,839	3.500%, 04/01/49	3,798,108
3,506,946	4.000%, 05/01/49	3,730,764
		111,840,271
	Government National Mortgage Association - 0.97%
37,699	H15T1Y + 1.500%
	3.875%, 05/20/42 (a)	38,925
31,709	H15T1Y + 1.500%
	3.875%, 06/20/42 (a)	32,741
161,373	H15T1Y + 1.500%
	3.250%, 07/20/42 (a)	166,881

16,206	H15T1Y + 1.500%
	3.125%, 10/20/42 (a)	16,769
31,691	H15T1Y + 1.500%
	3.125%, 12/20/42 (a)	32,769
4,838,343	12 Month LIBOR USD + 1.525%
	3.694%, 09/20/69 (a)(e)	5,169,779
		5,457,864
	Uniform Mortgage Backed Securities - 8.89%
8,000,000	2.500%, 07/16/20 TBA (f)	8,358,301
10,000,000	2.000%, 07/16/20 TBA (f)	10,299,439
5,000,000	3.500%, 07/14/20 TBA (f)	5,272,720
10,000,000	3.000%, 07/14/20 TBA (f)	10,495,545
15,000,000	2.500%, 07/14/20 TBA (f)	15,530,673
		49,956,678
	Total Mortgage-Backed Obligations	212,390,489
	(Cost $207,499,167)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 25.42%
	FRESB, Multifamily Mortgage Pass Through Certificates
6,314,369	Series 2019-SB60, Class A10H
	3.500%, 01/25/39 (a)	6,717,980
	FHLMC, Multifamily Structured Pass Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,456,925
592,966	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	607,195
1,540,776	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.690%, 02/25/24 (a)(c)	1,541,872
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,329,980
2,875,358	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	2,964,925
10,000,000	Series K-728, Class AM
	3.133%, 08/25/24 (a)(b)(c)	10,687,827
3,817,573	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.670%, 06/25/25 (a)(c)	3,819,405
10,325,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	11,153,397
12,000,000	Series K-733, Class AM
	3.750%, 09/25/25 (b)(c)	13,421,972
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,594,506
510,560	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	0.750%, 12/25/26 (a)(c)	507,508
5,865,013	Series K-066, Class A2
	3.117%, 06/25/27 (b)(c)	6,609,921
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,541,207
5,000,000	Series K-070, Class A2

	3.303%, 11/25/27 (a)(b)(c)	5,706,714
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	0.940%, 10/25/28 (a)(c)	7,747,089
1,119,111	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,244,250
6,842,871	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.890%, 11/25/28 (a)(c)	6,864,802
4,999,280	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	0.870%, 02/25/29 (a)(c)	5,011,509
5,000,000	Series K-091, Class AM
	3.566%, 03/25/29 (b)(c)	5,865,610
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	1.653%, 09/25/29 (a)(c)	4,970,074
4,986,331	Series K-104, Class A1
	1.938%, 10/25/29 (b)(c)	5,225,746
12,000,000	Series K-105, Class AM
	1.592%, 01/25/30 (b)(c)	12,348,084
4,000,000	Series K-109, Class A2
	1.558%, 04/25/30 (b)	4,146,416
	FNMA
2,155,525	Series 2013-M6, Class 2A
	2.537%, 03/25/23 (a)	2,234,153
2,270,766	Series 2018-M1, Class A1
	2.985%, 12/25/27 (a)(b)	2,434,352
	Total U.S. Government-Backed Obligations	142,753,419
	(Cost $135,346,654)

REPURCHASE AGREEMENTS - 13.71%
77,000,000	INTL FCStone Financial, Inc., 0.150%, Dated 05/29/2020, matures 06/01/2020,
	repurchase price $77,000,963 (collateralized by $112,449,491 par
	amount of United States Treasury Bills, GNMA, FNMA, and FHLMC securities
	of 0.000% to 7.500% due 08/15/20 to 12/01/49, total market value $77,488,218)	77,000,000
	Total Repurchase Agreements	77,000,000
	(Cost $77,000,000)

Shares
REGISTERED INVESTMENT COMPANY - 0.02%
102,036	First American Government Obligations Fund - Class X
	0.091%, 12/01/31 (g)	102,036
	Total Registered Investment Company	102,036
	(Cost $102,036)
	Total Investments - 108.80%	611,102,211
	(Cost $597,564,025)
	Net Other Assets and Liabilities - (8.80)%	(49,419,678)
	Net Assets - 100.00%	$561,682,533

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2020. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Sequential collateral.
(c) The security has Structured collateral.
(d) The security has PAC (Planned Amortization Class) collateral.
(e) Illiquid security. The total market value of this security was $5,169,779, representing 0.92% of net assets.
(f) Represents or includes a TBA (To Be Announced) transaction.
(g) Seven day yield as of May 31, 2020.

Explanation of Abbreviations and Acronyms:
12 MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRESB	Freddie Mac Multifamily Fixed-Rate Mortgage Loans Backed By Small Businesses Not Referenced
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – May 31, 2020 (Unaudited)

Par Value		Value

BANK NOTES - 7.99%
	Financials - 7.99%
$5,550,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	1.498%, 06/11/21 (a)	$5,500,924
1,325,000	Capital One NA,
	3 Month LIBOR USD + 0.820%
	1.268%, 08/08/22 (a)	1,301,471
8,300,000	Citibank NA,
	3 Month LIBOR USD + 0.350%
	0.785%, 02/12/21 (a)	8,308,390
8,320,000	3 Month LIBOR USD + 0.600%
	0.977%, 05/20/22 (a)	8,279,532
1,000,000	Citizens Bank NA,
	2.250%, 10/30/20	1,005,639
5,000,000	3 Month LIBOR USD + 0.810%
	1.170%, 05/26/22 (a)	4,969,503
2,350,000	Discover Bank,
	3.100%, 06/04/20	2,350,180
3,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	0.996%, 05/18/22 (a)	2,979,093
2,015,000	PNC Bank NA,
	3 Month LIBOR USD + 0.310%
	1.206%, 06/10/21 (a)	2,015,123
3,300,000	3 Month LIBOR USD + 0.450%
	1.548%, 07/22/22 (a)	3,287,673
13,965,000	3 Month LIBOR USD + 0.325%
	0.685%, 02/24/23 (a)	13,799,519
340,000	Regions Bank,
	3 Month LIBOR USD + 0.500%
	0.934%, 08/13/21 (a)	337,577
5,000,000	Truist Bank,
	SOFR + 0.730%
	0.910%, 03/09/23 (a)	4,840,351
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.310%
	0.866%, 02/04/21 (a)	4,995,608
10,000,000	3 Month LIBOR USD + 0.440%
	0.800%, 05/23/22 (a)	9,973,528
1,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.310%
	1.529%, 01/15/21 (a)	1,001,044
5,000,000	3 Month LIBOR USD + 0.510%
	1.608%, 10/22/21 (a)	4,997,178
1,000,000	3 Month LIBOR USD + 0.620%
	0.989%, 05/27/22 (a)	994,557
	Total Bank Notes	80,936,890
	(Cost $80,895,274)

ASSET BACKED SECURITIES* - 0.07%
	Federal National Mortgage Association REMIC - 0.06%
47,147	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.280%
	0.794%, 02/25/32 (a)	46,679

76,071	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.260%
	0.747%, 06/25/32 (a)	73,743
451,125	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.110%
	0.732%, 07/25/32 (a)	440,283
		560,705
	National Credit Union Administration - 0.01%
101,209	Series 2010-A1, Class A
	1 Month LIBOR USD + 0.350%
	0.572%, 12/07/20 (a)(b)	100,938
		100,938
	Total Asset Backed Securities	661,643
	(Cost $675,552)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.32%
	Federal Home Loan Mortgage Corporation REMIC - 12.17%
45	Series 1009, Class D
	1 Month LIBOR USD + 0.600%
	0.784%, 10/15/20 (a)	45
1,636	Series 1066, Class P
	1 Month LIBOR USD + 0.900%
	1.084%, 04/15/21 (a)	1,634
4,338	Series 1222, Class P
	10 Year CMT Rate - 0.400%
	0.240%, 03/15/22 (a)(c)	4,302
11,968	Series 1250, Class J
	7.000%, 05/15/22 (c)	12,460
3,974	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.584%, 12/15/22 (a)(d)	4,014
665,248	Series 2977, Class M
	5.000%, 05/15/25 (c)	701,856
1,548,529	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	0.634%, 08/15/32 (a)(b)	1,555,632
1,574,618	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.534%, 10/15/33 (a)(b)(c)	1,568,793
1,132,342	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.584%, 08/15/36 (a)	1,130,751
93,868	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	0.534%, 10/15/36 (a)	93,607
59,849	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	0.584%, 12/15/36 (a)	59,805
974,137	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.684%, 06/15/39 (a)(b)	975,634
292,754	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	1.034%, 06/15/39 (a)	296,865
773,316	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	0.584%, 11/15/39 (a)(d)	774,050
367,028	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.554%, 03/15/41 (a)	367,552
54,752	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	0.584%, 05/15/41 (a)	54,721

55,732	Series 4109, Class EC
	2.000%, 12/15/41 (b)(d)	57,593
2,419,175	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.684%, 12/15/44 (a)(b)	2,419,870
2,937,327	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	0.684%, 04/15/46 (a)	2,940,983
3,931,690	Series 4689, Class FD
	1 Month LIBOR USD + 0.350%
	0.534%, 06/15/47 (a)	3,914,543
7,731,578	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	0.484%, 08/15/47 (a)(c)	7,682,306
3,856,063	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	0.534%, 12/15/47 (a)	3,831,426
9,626,575	Series 4795, Class FB
	1 Month LIBOR USD + 0.300%
	0.484%, 06/15/48 (a)	9,550,576
9,828,109	Series 4907, Class AF
	1 Month LIBOR USD + 0.500%
	0.684%, 09/25/48 (a)(b)	9,834,793
6,171,720	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	0.634%, 04/15/49 (a)(c)	6,174,443
10,000,000	Series 4980, Class FP
	1 Month LIBOR USD + 0.400%
	0.585%, 07/25/49 (a)	9,982,813
6,553,384	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	0.634%, 09/25/49 (a)	6,556,660
9,574,139	Series 4937, Class MF
	1 Month LIBOR USD + 0.450%
	0.634%, 12/25/49 (a)	9,578,527
10,000,000	Series 4982, Class F
	1 Month LIBOR USD + 0.450%
	0.900%, 06/25/50 (a)(c)	10,004,688
12,000,000	Series 4981, Class GF
	1 Month LIBOR USD + 0.400%
	0.622%, 06/25/50 (a)	11,979,375
10,000,000	Series 4981, Class JF
	1 Month LIBOR USD + 0.400%
	0.622%, 06/25/50 (a)	9,987,500
11,144,786	Series 4336, Class FA
	1 Month LIBOR USD + 0.550%
	0.734%, 02/15/54 (a)(b)	11,172,449
		123,270,266
	Federal National Mortgage Association REMIC - 12.68%
12,513	Series 1991-67, Class J
	7.500%, 08/25/21 (c)	12,797
33,857	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	1.168%, 08/25/22 (a)	33,784
45,258	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	1.318%, 02/25/23 (a)(e)	45,812
28,832	Series 1998-21, Class F
	H15T1Y + 0.350%
	0.520%, 03/25/28 (a)	28,657
113,945	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	140,092

106,891	Series 2000-32, Class Z
	7.500%, 10/18/30	128,387
157,770	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.887%, 06/25/36 (a)	157,601
213,211	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.568%, 08/25/36 (a)(c)	213,098
211,523	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	0.568%, 08/25/36 (a)(c)	211,284
481,135	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	0.867%, 11/25/36 (a)	480,425
200,540	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.618%, 08/25/37 (a)	200,806
204,295	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	0.738%, 09/25/37 (a)	205,553
213,493	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	0.738%, 09/25/37 (a)	214,872
392,994	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	0.708%, 09/25/37 (a)	394,394
275,718	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	0.768%, 10/25/37 (a)	277,727
24,260	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	1.268%, 10/25/39 (a)	24,854
697,790	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	0.568%, 11/25/39 (a)(d)	698,571
693,847	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	0.568%, 11/25/39 (a)(d)	695,031
508,612	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.598%, 11/25/40 (a)(c)	508,612
2,018,338	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.568%, 04/25/41 (a)(c)	1,995,725
451,562	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	0.618%, 07/25/41 (a)	453,933
621,511	Series 2012-38, Class JE
	3.250%, 04/25/42 (c)	658,694
3,488,718	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	0.718%, 09/25/43 (a)	3,503,550
1,421,518	Series 2013-118, Class FB
	1 Month LIBOR USD + 0.520%
	0.688%, 12/25/43 (a)	1,422,165
1,952,953	Series 2015-30, Class AB
	3.000%, 05/25/45	2,097,207
4,244,998	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.568%, 09/25/46 (a)	4,234,925
11,250,219	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.668%, 11/25/46 (a)	11,264,939

3,479,970	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.568%, 05/25/47 (a)	3,466,615
4,115,072	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.518%, 01/25/48 (a)	4,091,569
1,299,700	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	1.008%, 04/25/48 (a)(b)	1,324,637
6,977,173	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	0.618%, 06/25/49 (a)(c)	6,975,241
2,393,580	Series 2019-35, Class EF
	1 Month LIBOR USD + 0.450%
	0.618%, 07/25/49 (a)	2,392,845
8,607,648	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	0.618%, 09/25/49 (a)(c)	8,598,326
9,503,666	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	0.668%, 11/25/49 (a)(c)	9,503,857
9,831,019	Series 2020-17, Class PF
	1 Month LIBOR USD + 0.450%
	0.618%, 03/25/50 (a)(c)	9,835,983
12,139,054	Series 2020-26, Class GF
	1 Month LIBOR USD + 0.500%
	0.668%, 05/25/50 (a)(c)	12,179,530
10,769,874	Series 2020-38, Class NF
	1 Month LIBOR USD + 0.450%
	0.750%, 06/25/50 (a)	10,763,143
13,754,602	Series 2020-34, Class F
	1 Month LIBOR USD + 0.450%
	0.648%, 06/25/50 (a)	13,758,900
5,356,171	Series 2017-96, Class FA
	1 Month LIBOR USD + 0.400%
	0.568%, 12/25/57 (a)	5,329,591
9,885,845	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.518%, 10/25/58 (a)	9,828,718
		128,352,450
	Government National Mortgage Association - 15.47%
9,122,504	Series 2019-54, Class HF
	1 Month SOFR + 0.400%
	0.437%, 04/20/44 (a)	9,103,091
1,799,626	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	2.188%, 11/20/66 (a)	1,776,425
2,423,305	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	2.273%, 12/20/66 (a)	2,429,711
3,402,249	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	1.516%, 03/20/67 (a)	3,398,382
3,719,085	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	1.536%, 03/20/67 (a)	3,715,214
8,176,087	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	1.516%, 05/20/67 (a)	8,163,323
1,740,139	Series 2017-H16, Class F
	12 Month LIBOR USD + 0.050%
	2.253%, 08/20/67 (a)	1,718,180

9,634,913	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	2.113%, 01/20/68 (a)	9,564,422
4,182,694	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	1.416%, 01/20/68 (a)	4,158,322
8,685,314	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.590%, 06/20/68 (a)	8,568,731
8,975,320	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	2.266%, 08/20/68 (a)	8,860,553
2,205,546	Series 2018-H17, Class FT
	12 Month LIBOR USD + 0.200%
	2.174%, 10/20/68 (a)	2,184,076
1,532,341	Series 2018-H17, Class DF
	12 Month LIBOR USD + 0.100%
	2.074%, 10/20/68 (a)	1,511,663
4,952,829	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	1.566%, 03/20/69 (a)	4,952,992
4,639,275	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	1.646%, 05/20/69 (a)	4,662,324
7,297,988	Series 2020-H04, Class FL
	1 Month LIBOR USD + 0.500%
	1.516%, 05/20/69 (a)	7,282,712
9,276,103	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	1.666%, 06/20/69 (a)	9,273,893
4,931,606	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	1.646%, 09/20/69 (a)	4,956,824
5,047,914	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	1.716%, 10/20/69 (a)	5,096,809
5,038,455	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	1.766%, 10/20/69 (a)	5,104,475
10,016,845	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	1.666%, 11/20/69 (a)	10,073,888
14,800,223	Series 2020-H04, Class AF
	1 Month LIBOR USD + 0.750%
	1.766%, 02/20/70 (a)	14,990,080
9,928,019	Series 2020-H05, Class FK
	1 Month LIBOR USD + 0.610%
	0.781%, 03/20/70 (a)	9,966,550
15,000,000	Series 2020-H09, Class FD
	1.450%, 05/20/70 (a)	15,140,625
		156,653,265
	Total Collateralized Mortgage Obligations	408,275,981
	(Cost $407,572,892)

MORTGAGE-BACKED OBLIGATIONS - 4.94%
	Federal Home Loan Mortgage Corporation - 0.03%
16,402	6 Month LIBOR USD + 1.439%
	3.169%, 11/01/22 (a)	16,672
3,357	6 Month LIBOR USD + 1.095%
	3.073%, 11/01/22 (a)	3,379

10,023	6 Month LIBOR USD + 2.231%
	3.617%, 10/01/24 (a)	10,106
243,268	H15T3Y + 2.557%
	4.365%, 08/01/28 (a)	245,158
1,832	H15T1Y + 1.618%
	3.248%, 07/01/29 (a)	1,849
47,264	H15T1Y + 1.920%
	3.550%, 05/01/31 (a)	47,690
		324,854
	Federal Home Loan Mortgage Corporation Gold - 0.00%
22	4.500%, 10/01/20	23
3,525	3.500%, 10/01/22	3,718
390	4.500%, 07/01/23	413
		4,154
	Federal National Mortgage Association - 3.39%
2,144	3.500%, 09/01/20	2,260
229	3.500%, 10/01/20	241
1,832	3.500%, 03/01/21	1,931
3,230	H15T1Y + 2.000%
	6.729%, 02/01/22 (a)	3,270
4,680	H15BDI6M + 2.425%
	5.925%, 10/01/25 (a)	4,653
98,082	5.000%, 03/01/27	103,430
15,502,000	1 Month LIBOR USD + 0.645%
	1.049%, 05/01/27 (a)	15,470,960
19,709	11th District Cost of Funds Index + 1.250%
	2.685%, 07/01/27 (a)	19,764
46,137	11th District Cost of Funds Index + 1.500%
	4.684%, 01/01/29 (a)	46,440
10,448	11th District Cost of Funds Index + 1.500%
	4.679%, 02/01/29 (a)	10,542
5,000,000	1 Month LIBOR USD + 0.520%
	0.850%, 05/01/29 (a)	4,982,339
5,000,000	1 Month LIBOR USD + 0.580%
	0.910%, 06/01/29 (a)	4,987,382
29,332	11th District Cost of Funds Index + 1.799%
	2.788%, 08/01/29 (a)	29,291
44,707	12 Month LIBOR USD + 1.755%
	4.255%, 07/01/32 (a)	44,977
8,390	6.000%, 08/01/32	9,336
175,594	H15T1Y + 2.625%
	4.474%, 09/01/32 (a)	176,679
18,379	12 Month LIBOR USD + 1.225%
	3.475%, 01/01/33 (a)	18,598
20,651	H15T1Y + 2.224%
	4.346%, 06/01/33 (a)	21,538
326,963	11th District Cost of Funds Index + 1.250%
	4.604%, 08/01/33 (a)	345,018
1,158	6.000%, 11/01/33	1,301
157,935	H15T1Y + 2.068%
	3.577%, 04/01/34 (a)	164,594
182,817	11th District Cost of Funds Index + 1.250%
	2.239%, 07/01/34 (a)	180,032
402,213	11th District Cost of Funds Index + 1.250%
	2.239%, 08/01/34 (a)	397,863
42,585	6.000%, 09/01/34	47,737
1,656	6.000%, 10/01/34	1,851
192,690	12 Month LIBOR USD + 1.730%
	4.366%, 07/01/37 (a)	202,617
96,952	6.500%, 11/01/37	103,958
22,824	6.000%, 06/01/38	25,488
18,633	6.000%, 09/01/38	20,758

9,234	6.000%, 09/01/38	10,542
6,267	6.000%, 11/01/38	6,963
1,688	6.000%, 10/01/39	1,876
2,726,333	12 Month LIBOR USD + 1.701%
	4.026%, 07/01/40 (a)	2,834,608
3,122,452	12 Month LIBOR USD + 1.755%
	4.069%, 02/01/42 (a)	3,260,204
469,795	12 Month LIBOR USD + 1.745%
	4.160%, 05/01/42 (a)	489,682
335,621	11th District Cost of Funds Index + 1.250%
	2.239%, 08/01/44 (a)	331,681
		34,360,404
	Government National Mortgage Association - 1.52%
13,718	7.000%, 04/15/26	14,950
79,545	H15T1Y + 2.000%
	4.375%, 04/20/34 (a)	79,792
479,722	H15T1Y + 1.500%
	3.875%, 06/20/34 (a)	500,477
490,078	H15T1Y + 1.500%
	3.250%, 08/20/34 (a)	511,335
34,232	H15T1Y + 1.500%
	3.875%, 05/20/42 (a)	35,346
27,866	H15T1Y + 1.500%
	3.875%, 06/20/42 (a)	28,773
145,705	H15T1Y + 1.500%
	3.250%, 07/20/42 (a)	150,678
14,242	H15T1Y + 1.500%
	3.125%, 10/20/42 (a)	14,736
28,330	H15T1Y + 1.500%
	3.125%, 12/20/42 (a)	29,294
2,751,128	12 Month LIBOR USD + 1.775%
	3.780%, 11/20/68 (a)(f)	2,989,748
5,392,178	12 Month LIBOR USD + 1.848%
	4.041%, 06/20/69 (a)(f)	5,875,417
4,768,937	12 Month LIBOR USD + 1.525%
	3.694%, 09/20/69 (a)(f)	5,095,620
		15,326,166
	Total Mortgage-Backed Obligations	50,015,578
	(Cost $49,853,394)

AGENCY DEBENTURES - 0.22%
	Other Agency Debentures - 0.22%
	Sri Lanka Government AID Bond
2,250,000	3 Month LIBOR USD + 0.300%
	0.660%, 11/01/24 (a)(f)(g)	2,250,000
	Total Agency Debentures	2,250,000
	(Cost $2,250,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 16.43%
	FHLMC, Multifamily Structured Pass Through Certificates
1,540,776	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.690%, 02/25/24 (a)(b)	1,541,872
269,950	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	0.720%, 07/25/24 (a)(b)	269,216
7,068,125	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.670%, 06/25/25 (a)(b)	7,071,517
12,461,794	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	0.840%, 11/25/25 (a)(b)	12,494,278

6,889,591	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	0.810%, 04/25/26 (a)(b)	6,911,105
9,999,648	Series K-F77, Class AL
	1 Month LIBOR USD + 0.700%
	1.030%, 02/25/27 (a)(b)	10,043,998
1,118,721	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	0.700%, 03/25/27 (a)(b)	1,118,721
4,047,210	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	0.730%, 07/25/28 (a)(b)	4,053,352
4,475,847	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	0.750%, 09/25/28 (a)(b)	4,482,774
2,932,659	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.890%, 11/25/28 (a)(b)	2,942,058
10,000,000	Series K-F65, Class A
	1 Month LIBOR USD + 0.520%
	0.850%, 07/25/29 (a)(b)	10,025,367
5,000,000	Series K-F66, Class A
	1 Month LIBOR USD + 0.520%
	0.850%, 07/25/29 (a)(b)	5,007,820
10,000,000	Series K-S12, Class A
	1 Month LIBOR USD + 0.650%
	0.824%, 08/25/29 (a)(b)	9,932,835
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	1.653%, 09/25/29 (a)(b)	4,970,073
10,000,000	Series K-F73, Class AL
	1 Month LIBOR USD + 0.600%
	0.930%, 11/25/29 (a)(b)(d)	10,035,057
10,000,000	Series K-F75, Class AL
	1 Month LIBOR USD + 0.510%
	0.684%, 12/25/29 (a)(b)	10,030,469
4,500,000	Series K-F75, Class AS
	SOFR + 0.550%
	1.180%, 12/25/29 (a)(b)	4,520,593
20,000,000	Series K-F76, Class AL
	1 Month LIBOR USD + 0.600%
	0.930%, 01/25/30 (a)(b)	20,053,938
20,000,000	Series K-F76, Class AS
	SOFR + 0.610%
	1.240%, 01/25/30 (a)(b)	20,000,000
20,000,000	Series K-F78, Class AL
	1 Month LIBOR USD + 0.800%
	1.130%, 03/25/30 (a)(b)	20,037,968
	FNMA
779,652	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	1.240%, 04/25/24 (a)	778,918
	Total U.S. Government-Backed Obligations	166,321,929
	(Cost $166,160,941)

REPURCHASE AGREEMENTS - 28.97%
75,000,000	RBC Capital Markets, 0.370%, Dated 05/29/2020, matures 07/06/2020, repurchase price $75,029,292
	(collateralized by $68,740,481 par amount of Domestic Municipal Securities of 4.000% to 5.000%
	due 11/15/29 to 10/01/49, total market value $80,174,023)	75,000,000
95,300,000	INTL FCStone Financial, Inc., 0.150%, Dated 05/29/2020, matures 06/01/2020, repurchase price
	$95,301,191 (collateralized by $121,014,747 par amount of United States Treasury Bills, GNMA, FNMA,
	and FHLMC securities of 0.125% to 8.000% due 09/01/22 to 02/01/57, total market value $95,912,759)	95,300,000

123,000,000	Amherst Pierpoint Securities, 1.750%, Dated 04/01/2020, matures 07/01/2020, repurchase price
$123,544,104 (collateralized by $678,464,184 par amount of CMO, United States Treasury Bills, FHLMC,
	GNMA, and FNMA securities of 0.125% to 4.750% due 04/30/21 to 11/20/65, total market value $128,760,392)	123,000,000
	Total Repurchase Agreements	293,300,000
(Cost $293,300,000)
	Total Investments - 98.94%	1,001,762,021
(Cost $1,000,708,053)
	Net Other Assets and Liabilities - 1.06%	10,745,689
	Net Assets - 100.00%	$1,012,507,710

* See Note A.
(a)
Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2020. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Structured collateral.
(c) The security has PAC (Planned Amortization Class) collateral.
(d) The security has Sequential collateral.
(e) The security has Support collateral.
(f) Illiquid security. The total market value of these securities was $16,210,785, representing 1.60% of net assets.
(g)
Security has been valued at fair market value as determned in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2020, this security amounted to $2,250,000 or 0.22% of net assets. Investment valued using a significant unobservable input (Level 3).

Explanation of Abbreviations and Acronyms:

CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2020 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

	Level 1	–	quoted prices in active markets for identical securities
	Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2020 is as follows:

	Ultra-Short Duration Portfolio
	Total Market Value at 5/31/2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$80,936,890	$-	$80,936,890	$-
Asset-Backed Securities	661,643	-	661,643	-
Collateralized Mortgage Obligations	408,275,981	-	408,275,981	-
Mortgage-Backed Obligations	50,015,578	-	50,015,578	-
Agency Debentures	2,250,000	-	-	2,250,000
U.S. Government-Backed Obligations	166,321,929	-	166,321,929	-
Repurchase Agreements	293,300,000	-	293,300,000	-
	$1,001,762,021	$-	$999,512,021	$2,250,000

	Short Duration Portfolio
	Total Market Value at 5/31/2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$55,564,892	$-	$55,564,892	$-
Collateralized Mortgage Obligations	123,291,375	-	123,291,375	-
Mortgage-Backed Obligations	212,390,489	-	212,390,489	-
U.S. Government-Backed Obligations	142,753,419	-	142,753,419	-
Repurchase Agreements	77,000,000	-	77,000,000	-
Registered Investment Company	102,036	102,036	-	-
	611,102,211	102,036	611,000,175	-

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2020:

	Ultra-Short Duration Portfolio
Fair Value, as of August 31, 2019	2,750,000
Gross sales	(500,000)
Fair Value, as of May 31, 2020	2,250,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements. The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2020, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities of $0 and $49,956,678 respectively.

E. LIBOR Transition
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting a Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.